Earnings per share - Reconciliation Between Shares Used in Calculating Basic and Diluted EPS (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Average shares used in basic EPS calculation	1,247.8	1,261.1	1,277.8
Dilutive share options outstanding	1.6	1.8	2.4
Other potentially issuable shares	11.8	12.9	15.8
Shares used in diluted EPS calculation	1,261.2	1,275.8	1,296.0